Inventory (Tables)	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Schedule of Inventory

As of December 31, 2020 and 2019, inventory consisted of the following:

	December 31,	December 31,
	2020	2019
Raw materials	$71,484	$49,232
Finished goods	1,761,668	1,319,993
Reserve for obsolescence	(145,690)	-
Total inventory	$1,687,462	$1,369,225